UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 S. Wacker Dr., Suite 500, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Howard B. Surloff, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jeffrey A. Dalke, Esq. Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	August 31, 2005

Date of reporting period:	November 30, 2005

GOLDMAN SACHS CAPITAL GROWTH FUND

Statement of Investments

November 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — 99.7%
Aerospace & Defense — 0.5%
176,400	United Technologies Corp.	$9,497,376

Audio & Visual Equipment — 0.6%
108,330	Harman International Industries, Inc.	10,562,175

Banks — 1.1%
523,424	J.P. Morgan Chase & Co.	20,020,968

Beverages — 5.4%
227,350	Fortune Brands, Inc.	17,724,206
1,094,550	PepsiCo, Inc.	64,797,360
446,000	The Coca-Cola Co.	19,039,740

		101,561,306

Biotechnology — 2.3%
527,800	Amgen, Inc.*	42,714,854

Broadcasting & Cable/Satellite TV — 1.2%
775,300	Univision Communications, Inc.*	23,437,319

Commercial Services — 6.8%
342,150	ARAMARK Corp. Class B	8,868,528
635,800	Moody’s Corp.	38,243,370
1,543,385	The McGraw-Hill Companies, Inc.	81,876,574

		128,988,472

Computer Hardware — 2.6%
1,659,490	Dell, Inc.*	50,050,219

Computer Services — 3.2%
1,420,520	First Data Corp.	61,465,901

Computer Software — 6.5%
586,480	Electronic Arts, Inc.*	33,054,013
2,887,600	Microsoft Corp.	80,015,396
733,500	Oracle Corp.*	9,220,095

		122,289,504

Drugs & Medicine — 2.6%
289,600	Eli Lilly & Co.	14,624,800
549,337	Pfizer, Inc.	11,645,944
551,900	Wyeth	22,936,964

		49,207,708

Electrical Equipment — 0.7%
488,400	Tyco International Ltd.(a)	13,929,168

Financials — 10.6%
191,300	American Express Co.(a)	9,836,646
438,543	Fannie Mae	21,071,991
1,504,400	Freddie Mac	93,949,780
185,800	Golden West Financial Corp.	12,037,982
255,400	Merrill Lynch & Co., Inc.	16,963,668
278,600	Morgan Stanley	15,609,958
2,059,600	The Charles Schwab Corp.	31,408,900

		200,878,925

Shares	Description	Value
Common Stocks — (continued)
Foods — 1.6%
442,260	Wm. Wrigley Jr. Co.	$30,334,613

Gaming/Lodging — 6.0%
564,673	Carnival Corp.(a)	30,769,032
1,138,600	Cendant Corp.	20,232,922
496,200	GTECH Holdings Corp.	15,183,720
374,810	Harrah’s Entertainment, Inc.	25,520,813
341,710	Marriott International, Inc.	22,077,883

		113,784,370

Household/Personal Care — 0.8%
258,560	The Procter & Gamble Co.	14,787,046

Insurance — 0.5%
267,719	Willis Group Holdings Ltd.	9,983,242

Internet & Online — 3.0%
102,508	Google, Inc.*	41,514,715
382,400	Yahoo!, Inc.*	15,383,952

		56,898,667

Medical Products — 5.7%
114,600	C.R. Bard, Inc.	7,434,102
143,030	Fisher Scientific International, Inc.*	9,222,574
666,600	Medtronic, Inc.	37,042,962
198,550	St. Jude Medical, Inc.*	9,484,734
597,679	Stryker Corp.	25,879,501
298,300	Zimmer Holdings, Inc.*	18,694,461

		107,758,334

Movies & Entertainment — 4.6%
2,245,040	Time Warner, Inc.	40,365,819
1,416,130	Viacom, Inc. Class B	47,298,742

		87,664,561

Networking/Telecommunications Equipment — 2.0%
2,182,980	Cisco Systems, Inc.*	38,289,469

Oil & Gas — 4.2%
777,810	Canadian Natural Resources Ltd.	35,320,352
131,112	Exxon Mobil Corp.	7,608,429
657,110	Suncor Energy, Inc.	37,382,988

		80,311,769

Oil Well Services & Equipment — 4.4%
500,710	Baker Hughes, Inc.	28,715,718
566,124	Schlumberger Ltd.(a)	54,195,051

		82,910,769

Pharmacy Benefit Manager — 3.2%
740,573	Caremark Rx, Inc.*	38,058,047
437,600	Medco Health Solutions, Inc.*	23,477,240

		61,535,287

Producer Goods — 0.6%
151,070	W.W. Grainger, Inc.	10,609,646

GOLDMAN SACHS CAPITAL GROWTH FUND

Statement of Investments (continued)

November 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Publishing — 2.0%
518,513	Lamar Advertising Co.*	$24,033,078
158,450	The E.W. Scripps Co.	7,344,157
244,700	Valassis Communications, Inc.*	7,443,774

		38,821,009

Retailing — 7.6%
898,400	Lowe’s Companies, Inc.	60,624,032
937,005	PETCO Animal Supplies, Inc.*	19,892,616
312,800	Target Corp.	16,737,928
943,770	Wal-Mart Stores, Inc.(a)	45,829,471

		143,084,047

Semiconductors — 6.7%
579,160	Intel Corp.	15,451,989
1,093,300	Linear Technology Corp.	40,791,023
1,549,652	QUALCOMM, Inc.	70,462,676

		126,705,688

Telecommunications — 2.7%
1,230,700	American Tower Corp.*(a)	33,585,803
654,605	Crown Castle International Corp.*	17,936,177

		51,521,980

TOTAL COMMON STOCKS
		$1,889,604,392

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) — 0.2%
Joint Repurchase Agreement Account II
$4,500,000	4.04%	12/01/2005	$4,500,000
Maturity Value: $4,500,505

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
			$1,894,104,392

Shares	Description	Value
Securities Lending Collateral — 5.6%
105,170,375	Boston Global Investment Trust - Enhanced Portfolio	$105,170,375

TOTAL INVESTMENTS — 105.5%
		$1,999,274,767

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) Joint repurchase agreement was entered into on November 30, 2005.

For information on the mutual funds, please call our toll-free shareholder services line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

GOLDMAN SACHS CAPITAL GROWTH FUND

Statement of Investments

November 30, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT VALUATION — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At November 30, 2005, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II, which equaled $4,500,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$3,550,000,000	4.04%	12/01/2005	$3,550,398,389

Barclays Capital PLC	3,450,000,000	4.04	12/01/2005	3,450,387,166

Deutsche Bank Securities, Inc.	2,800,000,000	4.04	12/01/2005	2,800,314,222

Greenwich Capital Markets	300,000,000	4.04	12/01/2005	300,033,667

J.P. Morgan Securities, Inc.	400,000,000	4.04	12/01/2005	400,044,889

Morgan Stanley & Co.	1,850,000,000	4.04	12/01/2005	1,850,207,611

UBS Securities LLC	1,300,000,000	4.03	12/01/2005	1,300,145,528

Wachovia Capital Markets	500,000,000	4.04	12/01/2005	500,056,111

TOTAL	$14,150,000,000			$14,151,587,583

At November 30, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 2.62% to 5.30%, due 09/01/2006 to 06/22/2015; Federal Home Loan Bank, 0.00% to 5.38%, due 12/07/2005 to 06/14/2013; Federal Home Loan Mortgage Association, 0.00% to 10.50%, due 02/14/2006 to 12/01/2035; Federal National Mortgage Association, 0.00% to 10.50%, due 03/15/2006 to 11/01/2035 and Government National Mortgage Association, 6.00%, due 09/15/2035 to 10/15/2035. The aggregate market value of the collateral, including accrued interest, was $14,443,560,610.

TAX INFORMATION — At November 30, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$1,621,347,955

Gross unrealized gain	412,765,957
Gross unrealized loss	(34,839,145)

Net unrealized security gain	$377,926,812

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRATEGIC GROWTH FUND

Statement of Investments

November 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — 100.0%
Beverages — 4.7%
50,070	Fortune Brands, Inc.	$3,903,457
199,070	PepsiCo, Inc.	11,784,944

		15,688,401

Biotechnology — 2.5%
100,870	Amgen, Inc.*	8,163,409

Broadcasting & Cable/Satellite TV — 4.2%
145,730	Clear Channel Communications, Inc.	4,744,969
297,497	Univision Communications, Inc.*	8,993,334

		13,738,303

Commercial Services — 5.9%
91,810	Moody’s Corp.	5,522,372
266,790	The McGraw-Hill Companies, Inc.	14,153,209

		19,675,581

Computer Hardware — 3.5%
280,480	Dell, Inc.*	8,459,277
235,100	EMC Corp.*	3,274,943

		11,734,220

Computer Services — 4.1%
314,170	First Data Corp.	13,594,136

Computer Software — 6.7%
114,850	Electronic Arts, Inc.*	6,472,946
560,620	Microsoft Corp.	15,534,780

		22,007,726

Drugs & Medicine — 3.0%
56,060	Eli Lilly & Co.	2,831,030
123,960	Pfizer, Inc.	2,627,952
106,350	Wyeth	4,419,906

		9,878,888

Financials — 9.1%
31,740	American Express Co.	1,632,071
270,780	Freddie Mac	16,910,211
32,030	Golden West Financial Corp.	2,075,224
619,990	The Charles Schwab Corp.	9,454,847

		30,072,353

Foods — 1.8%
84,750	Wm. Wrigley Jr. Co.	5,813,002

Gaming/Lodging — 7.7%
125,530	Carnival Corp.	6,840,130
375,600	Cendant Corp.	6,674,412
89,420	Harrah’s Entertainment, Inc.	6,088,608
92,360	Marriott International, Inc.	5,967,379

		25,570,529

Household/Personal Care — 1.0%
56,100	The Procter & Gamble Co.	3,208,359

Shares	Description	Value
Common Stocks — (continued)
Insurance — 0.6%
51,250	Willis Group Holdings Ltd.	$1,911,113

Internet & Online — 3.0%
16,020	Google, Inc.*	6,487,940
84,480	Yahoo!, Inc.*	3,398,630

		9,886,570

Medical Products — 6.3%
96,710	Fisher Scientific International, Inc.*	6,235,861
138,940	Medtronic, Inc.	7,720,896
76,300	Stryker Corp.	3,303,790
59,330	Zimmer Holdings, Inc.*	3,718,211

		20,978,758

Movies & Entertainment — 4.5%
320,500	Time Warner, Inc.	5,762,590
272,554	Viacom, Inc. Class B	9,103,304

		14,865,894

Networking/Telecommunication Equipment — 2.4%
455,120	Cisco Systems, Inc.*	7,982,805

Oil & Gas — 2.1%
120,400	Suncor Energy, Inc.	6,849,556

Oil Well Services & Equipment — 4.5%
155,820	Schlumberger Ltd.(a)	14,916,649

Pharmacy Benefit Manager — 3.7%
120,240	Caremark Rx, Inc.*	6,179,134
112,730	Medco Health Solutions, Inc.*	6,047,964

		12,227,098

Publishing — 1.8%
81,480	Lamar Advertising Co.*	3,776,598
75,410	Valassis Communications, Inc.*	2,293,972

		6,070,570

Retailing — 6.8%
151,710	Lowe’s Companies, Inc.	10,237,391
72,710	Target Corp.	3,890,712
169,990	Wal-Mart Stores, Inc.	8,254,714

		22,382,817

Semiconductors — 7.2%
135,620	Intel Corp.	3,618,342
194,930	Linear Technology Corp.	7,272,838
287,830	QUALCOMM, Inc.	13,087,630

		23,978,810

Telecommunications — 2.9%
134,510	American Tower Corp.*	3,670,778
210,900	Crown Castle International Corp.*	5,778,660

		9,449,438

TOTAL COMMON STOCKS
		$330,644,985

GOLDMAN SACHS STRATEGIC GROWTH FUND

Statement of Investments (continued)

November 30, 2005 (Unaudited)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
$330,644,985

Shares	Description	Value
Securities Lending Collateral — 4.3%
14,282,000	Boston Global Investment Trust - Enhanced Portfolio	$14,282,000

TOTAL INVESTMENTS — 104.3%
		$344,926,985

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or portion of security is on loan.

For information on the mutual funds, please call our toll-free shareholder services line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

GOLDMAN SACHS STRATEGIC GROWTH FUND

Statement of Investments

November 30, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT VALUATION — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

TAX INFORMATION — At November 30, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$298,431,831

Gross unrealized gain	53,067,800
Gross unrealized loss	(6,572,646)

Net unrealized security gain	$46,495,154

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Statement of Investments

November 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — 98.3%
Beverages — 4.1%
111,380	PepsiCo, Inc.	$6,593,696

Broadcasting & Cable/Satellite TV — 6.8%
79,460	Clear Channel Communications, Inc.	2,587,218
237,950	Univision Communications, Inc.*	7,193,229
68,910	Westwood One, Inc.	1,250,027

		11,030,474

Commercial Services — 7.7%
40,020	Moody’s Corp.	2,407,203
190,040	The McGraw-Hill Companies, Inc.	10,081,622

		12,488,825

Computer Hardware — 2.1%
113,140	Dell, Inc.*	3,412,302

Computer Services — 5.5%
204,970	First Data Corp.	8,869,052

Computer Software — 7.5%
72,200	Electronic Arts, Inc.*	4,069,192
289,820	Microsoft Corp.	8,030,912

		12,100,104

Financials — 11.1%
30,940	American Express Co.	1,590,935
175,210	Freddie Mac	10,941,864
356,980	The Charles Schwab Corp.	5,443,945

		17,976,744

Foods — 1.7%
39,810	Wm. Wrigley Jr. Co.	2,730,568

Gaming/Lodging — 9.0%
61,510	Carnival Corp.	3,351,680
291,880	Cendant Corp.	5,186,707
88,820	Harrah’s Entertainment, Inc.	6,047,754

		14,586,141

Internet & Online — 2.7%
11,010	Google, Inc.*	4,458,940

Medical Products — 5.5%
68,220	Medtronic, Inc.	3,790,985
72,540	Stryker Corp.	3,140,982
31,900	Zimmer Holdings, Inc.*	1,999,173

		8,931,140

Movies & Entertainment — 6.7%
173,620	Time Warner, Inc.	3,121,688
232,240	Viacom, Inc. Class B	7,756,816

		10,878,504

Networking/Telecommunications Equipment — 2.2%
203,030	Cisco Systems, Inc.*	3,561,146

Oil & Gas — 2.0%
58,280	Suncor Energy, Inc.	3,315,549

Shares	Description	Value
Common Stocks — (continued)
Oil Well Services & Equipment — 5.5%
93,270	Schlumberger Ltd.	$8,928,737

Pharmacy Benefit Manager — 5.4%
102,850	Caremark Rx, Inc.*	5,285,461
64,530	Medco Health Solutions, Inc.*	3,462,035

		8,747,496

Retailing — 3.0%
73,410	Lowe’s Companies, Inc.	4,953,707

Semiconductors — 6.0%
74,200	Linear Technology Corp.	2,768,402
152,230	QUALCOMM, Inc.	6,921,898

		9,690,300

Telecommunications — 3.8%
127,440	American Tower Corp.*	3,477,838
95,590	Crown Castle International Corp.*	2,619,166

		6,097,004

TOTAL COMMON STOCKS
		$159,350,429

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT — 98.3%
		$159,350,429

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(a) — 2.2%
Joint Repurchase Agreement Account II
$3,500,000	4.04%	12/01/2005	$3,500,000
Maturity Value: $3,500,393

TOTAL INVESTMENTS — 100.5%
			$162,850,429

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Joint repurchase agreement was entered into on November 30, 2005.

For information on the mutual funds, please call our toll-free shareholder services line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Statement of Investments

November 30, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT VALUATION — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At November 30, 2005, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II, which equaled $3,500,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$3,550,000,000	4.04%	12/01/2005	$3,550,398,389

Barclays Capital PLC	3,450,000,000	4.04	12/01/2005	3,450,387,166

Deutsche Bank Securities, Inc.	2,800,000,000	4.04	12/01/2005	2,800,314,222

Greenwich Capital Markets	300,000,000	4.04	12/01/2005	300,033,667

J.P. Morgan Securities, Inc.	400,000,000	4.04	12/01/2005	400,044,889

Morgan Stanley & Co.	1,850,000,000	4.04	12/01/2005	1,850,207,611

UBS Securities LLC	1,300,000,000	4.03	12/01/2005	1,300,145,528

Wachovia Capital Markets	500,000,000	4.04	12/01/2005	500,056,111

TOTAL	$14,150,000,000			$14,151,587,583

At November 30, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 2.62% to 5.30%, due 09/01/2006 to 06/22/2015; Federal Home Loan Bank, 0.00% to 5.38%, due 12/07/2005 to 06/14/2013; Federal Home Loan Mortgage Association, 0.00% to 10.50%, due 02/14/2006 to 12/01/2035; Federal National Mortgage Association, 0.00% to 10.50%, due 03/15/2006 to 11/01/2035 and Government National Mortgage Association, 6.00%, due 09/15/2035 to 10/15/2035. The aggregate market value of the collateral, including accrued interest, was $14,443,560,610.

TAX INFORMATION — At November 30, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$143,900,395

Gross unrealized gain	21,829,291
Gross unrealized loss	(2,879,257)

Net unrealized security gain	$18,950,034

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Statement of Investments

November 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — 98.2%
Aerospace & Defense — 1.7%
469,906	Alliant Techsystems, Inc.*(a)	$35,656,467

Apparel/Shoes — 2.3%
568,581	Chico’s FAS, Inc.*	25,080,108
789,100	Urban Outfitters, Inc.*	24,351,626

		49,431,734

Audio & Visual Equipment — 2.2%
468,231	Harman International Industries, Inc.	45,652,522

Audio Technology — 0.8%
955,015	Dolby Laboratories, Inc.*	16,283,006

Auto Parts & Related — 2.0%
2,234,864	Gentex Corp.(a)	42,082,489

Banks — 0.6%
342,430	Commerce Bancorp, Inc.(a)	11,536,467

Beverages — 2.0%
552,898	Fortune Brands, Inc.	43,103,928

Broadcasting & Cable/Satellite TV — 4.5%
3,780,480	Entravision Communications Corp.*(b)	28,315,795
1,505,179	Univision Communications, Inc.*	45,501,561
734,300	XM Satellite Radio Holdings, Inc.*(a)	21,485,618

		95,302,974

Commercial Services — 8.9%
1,152,085	Alliance Data Systems Corp.*	44,435,918
1,397,785	ARAMARK Corp. Class B	36,230,587
782,690	ChoicePoint, Inc.*	33,835,689
589,513	Cognizant Technology Solutions Corp.*	28,644,437
816,021	Iron Mountain, Inc.*	33,660,866
182,211	Moody’s Corp.(a)	10,959,992

		187,767,489

Computer Hardware — 1.5%
1,063,918	Avocent Corp.*	31,215,354

Computer Services — 4.7%
1,392,129	Ceridian Corp.*	33,411,096
721,896	Fiserv, Inc.*	32,853,487
1,309,429	MoneyGram International, Inc.	33,888,022

		100,152,605

Computer Software — 5.4%
2,525,889	Activision, Inc.*	33,619,582
1,012,225	Cognos, Inc.*(a)	33,960,149
752,041	NAVTEQ*	31,585,722
439,500	Salesforce.com, Inc.*(a)	13,998,075

		113,163,528

Consumer Services — 0.5%
400,798	VCA Antech, Inc.*	11,206,312

Shares	Description	Value
Common Stocks — (continued)
Drugs & Medicine — 0.9%
804,054	OSI Pharmaceuticals, Inc.*(a)	$19,498,310

Foods — 0.7%
469,795	McCormick & Company, Inc.	14,667,000

Gaming/Lodging — 2.1%
385,900	Harrah’s Entertainment, Inc.	26,275,931
294,300	Marriott International, Inc.	19,014,723

		45,290,654

Insurance — 0.7%
377,723	Willis Group Holdings Ltd.	14,085,291

Internet & Online — 1.3%
1,779,134	CNET Networks, Inc.*	26,669,219

Manufacturing — 4.3%
836,630	American Standard Companies, Inc.	31,858,870
412,830	Pentair, Inc.	15,770,106
748,165	Rockwell Automation, Inc.	42,218,951

		89,847,927

Medical Products — 8.9%
533,500	Advanced Medical Optics, Inc.*	22,625,735
1,348,975	Biomet, Inc.	48,050,490
499,136	C.R. Bard, Inc.	32,378,952
670,929	Fisher Scientific International, Inc.*(a)	43,261,502
421,096	Gen-Probe, Inc.*	19,442,002
571,590	Kinetic Concepts, Inc.*	22,263,431

		188,022,112

Medical Supplies — 2.0%
938,687	Charles River Laboratories International, Inc.*	42,766,580

Movies & Entertainment — 0.3%
442,324	LodgeNet Entertainment Corp.*	6,064,262

Networking/Telecommunications Equipment — 5.0%
874,108	Amphenol Corp.	36,511,491
1,970,449	FLIR Systems, Inc.*(a)	48,709,499
865,719	Juniper Networks, Inc.*	19,470,021

		104,691,011

Oil & Gas — 1.2%
624,028	XTO Energy, Inc.	25,391,699

Oil Well Services & Equipment — 4.3%
519,155	Cooper Cameron Corp.*	41,340,313
1,322,212	Smith International, Inc.	49,966,391

		91,306,704

Other Energy — 1.6%
493,800	Weatherford International Ltd.*	34,324,038

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Statement of Investments (continued)

November 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Other Technology — 3.7%
1,349,644	Cogent, Inc.*	$31,878,591
1,003,998	Zebra Technologies Corp.*(a)	45,310,430

		77,189,021

Pharmacy Benefit Manager — 2.7%
428,953	Caremark Rx, Inc.*	22,043,894
661,658	Medco Health Solutions, Inc.*	35,497,952

		57,541,846

Producer Goods — 2.3%
685,375	W.W. Grainger, Inc.	48,133,886

Publishing — 3.7%
910,734	Lamar Advertising Co.*(a)	42,212,521
790,828	The E.W. Scripps Co.	36,654,878

		78,867,399

Restaurants — 1.5%
607,658	P.F. Chang’s China Bistro, Inc.*(a)	31,264,004

Retailing — 4.6%
1,823,356	PETCO Animal Supplies, Inc.*	38,709,848
632,283	Select Comfort Corp.*(a)	15,155,823
1,016,184	Williams-Sonoma, Inc.*(a)	44,092,224

		97,957,895

Semi Capital — 1.9%
209,653	KLA-Tencor Corp.	10,732,137
1,095,794	Tessera Technologies, Inc.*	30,134,335

		40,866,472

Semiconductors — 5.0%
1,190,700	Linear Technology Corp.	44,425,017
258,575	Marvell Technology Group Ltd.*	14,361,256
692,153	Microchip Technology, Inc.	23,090,224
876,241	Xilinx, Inc.	23,167,812

		105,044,309

Telecommunications — 2.4%
1,422,950	Crown Castle International Corp.*	38,988,830
403,187	NeuStar, Inc.*(a)	12,224,630

		51,213,460

TOTAL COMMON STOCKS
		$2,073,257,974

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(c) — 3.1%
Joint Repurchase Agreement Account II
$66,100,000	4.04%	12/01/2005	$66,100,000
Maturity Value: $66,107,418

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
$2,139,357,974

Shares	Description	Value
Securities Lending Collateral — 10.1%
213,771,600	Boston Global Investment Trust - Enhanced Portfolio	$213,771,600

TOTAL INVESTMENTS — 111.4%
		$2,353,129,574

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or portion of security is on loan.

(b) Represents an affiliated issuer.

(c) Joint repurchase agreement was entered into on November 30, 2005.

For information on the mutual funds, please call our toll-free shareholder services line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Statement of Investments

November 30, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT VALUATION — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At November 30, 2005, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II, which equaled $66,100,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$3,550,000,000	4.04%	12/01/2005	$3,550,398,389

Barclays Capital PLC	3,450,000,000	4.04	12/01/2005	3,450,387,166

Deutsche Bank Securities, Inc.	2,800,000,000	4.04	12/01/2005	2,800,314,222

Greenwich Capital Markets	300,000,000	4.04	12/01/2005	300,033,667

J.P. Morgan Securities, Inc.	400,000,000	4.04	12/01/2005	400,044,889

Morgan Stanley & Co.	1,850,000,000	4.04	12/01/2005	1,850,207,611

UBS Securities LLC	1,300,000,000	4.03	12/01/2005	1,300,145,528

Wachovia Capital Markets	500,000,000	4.04	12/01/2005	500,056,111

TOTAL	$14,150,000,000			$14,151,587,583

At November 30, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 2.62% to 5.30%, due 09/01/2006 to 06/22/2015; Federal Home Loan Bank, 0.00% to 5.38%, due 12/07/2005 to 06/14/2013; Federal Home Loan Mortgage Association, 0.00% to 10.50%, due 02/14/2006 to 12/01/2035; Federal National Mortgage Association, 0.00% to 10.50%, due 03/15/2006 to 11/01/2035 and Government National Mortgage Association, 6.00%, due 09/15/2035 to 10/15/2035. The aggregate market value of the collateral, including accrued interest, was $14,443,560,610.

TAX INFORMATION — At November 30, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$2,135,771,694

Gross unrealized gain	281,485,601
Gross unrealized loss	(64,127,721)

Net unrealized security gain	$217,357,880

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Statement of Investments

November 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — 93.8%
Aerospace/Defense — 1.1%
1,210	Alliant Techsystems, Inc.*	$91,815

Apparel/Shoes — 2.0%
1,840	Chico’s FAS, Inc.*	81,162
2,950	Urban Outfitters, Inc.*	91,037

		172,199

Audio & Visual Equipment — 1.2%
1,090	Harman International Industries, Inc.	106,275

Audio Technology — 1.0%
4,810	Dolby Laboratories, Inc.*	82,011

Auto Parts & Related — 1.2%
5,680	Gentex Corp.	106,954

Autos — 0.4%
1,950	Wabash National Corp.	38,708

Banks — 1.7%
2,070	Commerce Bancorp, Inc.	69,738
4,350	Commercial Capital Bancorp, Inc.	72,558

		142,296

Biotechnology — 1.1%
3,380	Protein Design Labs, Inc.*	94,133

Broadcasting & Cable/Satellite TV — 2.4%
14,290	Entravision Communications Corp.*	107,032
10,140	Mediacom Communications Corp.*	52,830
2,600	Westwood One, Inc.	47,164

		207,026

Commercial Services — 6.1%
2,760	Alliance Data Systems Corp.*	106,453
1,320	Bright Horizons Family Solutions Inc*	46,702
850	CARBO Ceramics, Inc.	50,133
1,590	ChoicePoint, Inc.*	68,736
1,230	Iron Mountain, Inc.*	50,737
4,310	Rollins, Inc.	87,708
4,660	Wright Express Corp.*	113,518

		523,987

Computer Hardware — 1.7%
2,630	Avocent Corp.*	77,164
2,770	Coinstar, Inc.*	67,311

		144,475

Computer Services — 2.8%
4,450	Ceridian Corp.*	106,800
2,770	MoneyGram International, Inc.	71,687
3,290	SBA Communications Corp*	60,668

		239,155

Shares	Description	Value
Common Stocks — (continued)
Computer Software — 4.1%
6,120	Activision, Inc.*	$81,457
2,880	Cognos, Inc.*	96,624
2,560	NAVTEQ*	107,520
2,060	Salesforce.com, Inc.*	65,611

		351,212

Consumer Services — 4.0%
2,900	Jackson Hewitt Tax Service, Inc.	69,716
2,830	Lifeline Systems, Inc.*	100,550
1,910	Ritchie Bros. Auctioneers, Inc.	74,585
3,510	VCA Antech, Inc.*	98,140

		342,991

Drugs & Medicine — 2.9%
3,530	Abgenix, Inc.*	48,396
2,100	MGI Pharma, Inc.*	41,454
7,900	OraSure Technologies, Inc.*	107,124
2,100	OSI Pharmaceuticals, Inc.*	50,925

		247,899

Financials — 2.9%
2,280	Federated Investors, Inc. Class B	83,311
1,800	Nuveen Investments	74,628
2,550	Raymond James Financial, Inc.	92,412

		250,351

Foods — 1.0%
2,760	McCormick & Company, Inc.	86,167

Gaming/Lodging — 2.3%
1,390	Four Seasons Hotels, Inc.	69,361
2,770	Orient-Express Hotels Ltd.	87,310
620	Station Casinos, Inc.	42,991

		199,662

Hospitals & Related — 1.6%
1,310	Psychiatric Solutions, Inc.*	73,910
2,290	Symbion, Inc.*	61,349

		135,259

Household/Personal Care — 1.9%
1,950	Central Garden & Pet Co.*	85,839
2,350	Chattem, Inc.*	74,660

		160,499

Insurance — 0.9%
1,250	Mercury General Corp.	74,125

Internet & Online — 1.0%
5,480	CNET Networks, Inc.*	82,145

Leisure — 0.9%
1,470	International Speedway Corp.	80,218

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Statement of Investments (continued)

November 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Manufacturing — 3.6%
1,500	Kennametal, Inc.	$82,185
2,300	Pentair, Inc.	87,860
1,910	Roper Industries, Inc.	75,254
2,280	Watts Water Technologies, Inc.	65,869

		311,168

Medical Products — 5.8%
2,020	Advanced Medical Optics, Inc.*	85,668
2,950	ArthroCare Corp.*	112,838
4,030	Cytyc Corp.*	110,865
2,250	Gen-Probe, Inc.*	103,883
2,160	Kinetic Concepts, Inc.*	84,132

		497,386

Medical Supplies — 1.3%
2,430	Charles River Laboratories International, Inc.*	110,711

Movies & Entertainment — 0.7%
4,560	LodgeNet Entertainment Corp.*	62,518

Networking/Telecommunications Equipment — 2.5%
2,290	Amphenol Corp.	95,653
4,830	FLIR Systems, Inc.*	119,398

		215,051

Oil & Gas — 1.4%
1,160	OPTI Canada, Inc.*	34,800
1,120	Plains Exploration & Production Co.*	47,488
9,600	UTS Energy Corp*	35,795

		118,083

Oil Well Services & Equipment — 3.2%
1,390	Cooper Cameron Corp.*	110,686
2,550	FMC Technologies, Inc.*	104,779
1,510	Grant Prideco, Inc.*	57,969

		273,434

Other Consumer Discretionary — 0.9%
1,690	Weight Watchers International, Inc.*	80,782

Other Energy — 1.2%
2,970	W-H Energy Services, Inc.*	98,990

Other Health Care — 0.8%
1,510	Covance, Inc.*	71,785

Other Producer Goods & Services — 2.7%
2,860	Fastenal Co.	113,542
1,280	Peet’s Coffee & Tea, Inc.*	39,744
5,630	TurboChef Technologies, Inc.*(a)	73,978

		227,264

Other Technology — 3.1%
1,000	Beckman Coulter, Inc.	55,690

Shares	Description	Value
Common Stocks — (continued)
Other Technology — (continued)
4,230	Cogent, Inc.*	$99,912
2,460	Zebra Technologies Corp.*	111,020

		266,622

Producer Goods — 1.4%
1,700	W.W. Grainger, Inc.	119,391

Publishing — 2.2%
1,030	Getty Images, Inc.*	94,029
2,010	Lamar Advertising Co.*	93,163

		187,192

Restaurants — 3.0%
2,070	P.F. Chang’s China Bistro, Inc.*	106,502
760	Panera Bread Co.*	51,680
6,410	Texas Roadhouse, Inc.*	96,791

		254,973

Retailing — 6.2%
1,180	Blue Nile, Inc.*	48,958
6,370	Celebrate Express, Inc.*	82,173
1,750	GameStop Corp*	58,870
4,180	PETCO Animal Supplies, Inc.*	88,741
3,140	Select Comfort Corp.*	75,266
1,310	Tractor Supply Co.*	70,557
2,550	Williams-Sonoma, Inc.*	110,645

		535,210

Semi Capital — 2.5%
3,680	FormFactor, Inc.*	103,261
4,030	Tessera Technologies, Inc.*	110,825

		214,086

Semiconductors — 2.0%
2,170	Microchip Technology, Inc.	72,391
4,500	Power Integrations, Inc.*	98,145

		170,536

Specialty Chemicals — 0.9%
1,200	Sigma-Aldrich Corp.	79,248

Telecommunications — 1.7%
3,110	Crown Castle International Corp.*	85,214
1,930	NeuStar, Inc.*	58,518

		143,732

Transportation — 0.5%
2,110	Heartland Express, Inc.	44,964

TOTAL COMMON STOCKS
		$8,042,688

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Statement of Investments (continued)

November 30, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) — 4.7%
Joint Repurchase Agreement Account II
$400,000	4.04%	12/01/2005	$400,000
Maturity Value: $400,045

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
			$8,442,688

Shares	Description	Value
Securities Lending Collateral — 0.8%
67,200	Boston Global Investment Trust - Enhanced Portfolio	$67,200

TOTAL INVESTMENTS — 99.3%
		$8,509,888

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) Joint repurchase agreement was entered into on November 30, 2005.

For information on the mutual funds, please call our toll-free shareholder services line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Statement of Investments

November 30, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT VALUATION — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At November 30, 2005, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II, which equaled $400,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$3,550,000,000	4.04%	12/01/2005	$3,550,398,389

Barclays Capital PLC	3,450,000,000	4.04	12/01/2005	3,450,387,166

Deutsche Bank Securities, Inc.	2,800,000,000	4.04	12/01/2005	2,800,314,222

Greenwich Capital Markets	300,000,000	4.04	12/01/2005	300,033,667

J.P. Morgan Securities, Inc.	400,000,000	4.04	12/01/2005	400,044,889

Morgan Stanley & Co.	1,850,000,000	4.04	12/01/2005	1,850,207,611

UBS Securities LLC	1,300,000,000	4.03	12/01/2005	1,300,145,528

Wachovia Capital Markets	500,000,000	4.04	12/01/2005	500,056,111

TOTAL	$14,150,000,000			$14,151,587,583

At November 30, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 2.62% to 5.30%, due 09/01/2006 to 06/22/2015; Federal Home Loan Bank, 0.00% to 5.38%, due 12/07/2005 to 06/14/2013; Federal Home Loan Mortgage Association, 0.00% to 10.50%, due 02/14/2006 to 12/01/2035; Federal National Mortgage Association, 0.00% to 10.50%, due 03/15/2006 to 11/01/2035 and Government National Mortgage Association, 6.00%, due 09/15/2035 to 10/15/2035. The aggregate market value of the collateral, including accrued interest, was $14,443,560,610.

TAX INFORMATION — At November 30, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$8,128,534

Gross unrealized gain	664,910
Gross unrealized loss	(283,556)

Net unrealized security gain	$381,354

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), as enhanced as described below, were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date January 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date January 30, 2006

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date January 30, 2006

* Print the name and title of each signing officer under his or her signature.